Borrowings - Summary of Future Principal Repayments (Detail) - Bank Stock Loan [Member] $ in Thousands	Dec. 31, 2015 USD ($)
Debt Instrument, Redemption [Line Items]
Due in one year or less	$ 2,172
Due after one year through two years	2,172
Due after two years through three years	2,172
Due after three years through four years	2,172
Due after four years through five years	2,172
Thereafter	7,752
Total	$ 18,612